Other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accruals and deferred income including contract liabilities [abstract]
Disclosure of other liabilities

	2025	2024
	£m	£m
Accruals and deferred income	4,261	4,479
Other creditors	4,477	4,828
Items in the course of collection due to other banks	97	99
Lease liabilities (refer to Note 20)	1,278	1,205
Other liabilities	10,113	10,611